Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 9,457,061	$ 31,499,893
Short term investments	47,958,289	30,322,244
Total	$ 57,415,350	$ 61,822,137	$ 147,646,353